Employee benefits (Details 6) (Defined pension benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 10,282	$ 8,867
Return on plan assets:
Exchange rate differences	212	273
Fair value of plan assets at December 31	10,930	10,282
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,182	1,031
Return on plan assets:
Assets still held at December 31	41	27
Assets sold during the year	1	6
Purchases (sales)	(39)	79
Transfers into Level 3	8	9
Exchange rate differences	18	30
Fair value of plan assets at December 31	1,211	1,182
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	164	177
Return on plan assets:
Assets still held at December 31	6	4
Assets sold during the year	8	13
Purchases (sales)	(24)	(31)
Exchange rate differences	1	1
Fair value of plan assets at December 31	155	164
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	153	113
Return on plan assets:
Assets still held at December 31	28	9
Assets sold during the year	(7)	(7)
Purchases (sales)	(19)	35
Exchange rate differences	3	3
Fair value of plan assets at December 31	158	153
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	830	741
Return on plan assets:
Assets still held at December 31	10	15
Purchases (sales)	4	40
Transfers into Level 3	8	9
Exchange rate differences	14	25
Fair value of plan assets at December 31	866	830
Commodities | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	35
Return on plan assets:
Assets still held at December 31	3	(1)
Purchases (sales)		35
Exchange rate differences		1
Fair value of plan assets at December 31	$ 32	$ 35